CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 CNY (¥) shares
Allocated share-based compensation expense	$ (4,056)	¥ (27,886)	¥ (35,069)	¥ (48,242)
Sales and marketing expenses
Allocated share-based compensation expense	(826)	(5,676)	(4,612)	(5,082)
Product development expenses
Allocated share-based compensation expense	(1,076)	(7,396)	(9,039)	(16,202)
General and administrative expenses
Allocated share-based compensation expense	$ (2,155)	¥ (14,814)	¥ (21,418)	¥ (26,958)
ADS
Number of ordinary shares per ADS	15	15	15	15